UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21517
                                                    ----------------------------

           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                         Date of fiscal year end: MAY 31
                                                 -------

                    Date of reporting period: AUGUST 31, 2006
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)

                                                                      MARKET
   SHARES                                                             VALUE
 ----------                                                        -----------
 COMMON STOCKS - 99.4%

              AEROSPACE & DEFENSE - 1.3%
     39,808   Raytheon Company ............................      $   1,879,336
                                                                 -------------
              AIRLINES - 1.3%
    111,003   Southwest Airlines Company ..................          1,922,572
                                                                 -------------
              AUTOMOBILE COMPONENTS - 0.4%
     84,192   Ballard Power Systems, Inc.* ................            519,465
                                                                 -------------
              AUTOMOBILES - 2.5%
     61,923   General Motors Corp. ........................          1,806,913
     30,025   Harley-Davidson, Inc. .......................          1,756,763
                                                                 -------------
                                                                     3,563,676
                                                                 -------------
              BIOTECHNOLOGY - 0.8%
     37,230   Applera Corp. - Celera Genomics Group* ......            518,242
     52,814   Millennium Pharmaceuticals, Inc.* ...........            573,560
                                                                 -------------
                                                                     1,091,802
                                                                 -------------
              CAPITAL MARKETS - 2.2%
     13,571   Bear Stearns Companies (The), Inc. ..........          1,768,980
     13,647   Federated Investors, Inc., Class B ..........            456,902
     30,167   Knight Capital Group, Inc., Class A* ........            526,716
      8,789   SEI Investments Company .....................            448,591
                                                                 -------------
                                                                     3,201,189
                                                                 -------------
              CHEMICALS - 0.7%
     13,246   OM Group, Inc.* .............................            529,840
      6,315   Sigma-Aldrich Corp. .........................            458,658
                                                                 -------------
                                                                       988,498
                                                                 -------------
              COMMERCIAL SERVICES & SUPPLIES - 0.4%
     25,660   Korn/Ferry International* ...................            523,977
                                                                 -------------
              COMMUNICATIONS EQUIPMENT - 1.9%
     18,175   CommScope, Inc.* ............................            530,892
     75,975   Motorola, Inc. ..............................          1,776,296
    135,952   Sycamore Networks, Inc.* ....................            498,944
                                                                 -------------
                                                                     2,806,132
                                                                 -------------
              COMPUTERS & PERIPHERALS - 0.3%
     25,803   Western Digital Corp.* ......................            472,195
                                                                 -------------
              CONSTRUCTION & ENGINEERING - 0.3%
      9,107   Granite Construction, Inc. ..................            488,591
                                                                 -------------
              DIVERSIFIED FINANCIAL SERVICES - 1.3%
     41,523   JPMorgan Chase & Company ....................          1,895,940
                                                                 -------------
              DIVERSIFIED TELECOMMUNICATION SERVICES - 3.3%
     61,781   AT&T, Inc. ..................................          1,923,243
     36,150   BT Group PLC, Sponsored ADR .................          1,701,219
     14,545   CenturyTel, Inc. ............................            579,182
    107,794   Cincinnati Bell, Inc.* ......................            544,360
                                                                 -------------
                                                                     4,748,004
                                                                 -------------

                See Notes to Quarterly Portfolio of Investments.          Page 1

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

                                                                      MARKET
   SHARES                                                             VALUE
 ----------                                                        -----------
 COMMON STOCKS - CONTINUED

              ELECTRIC UTILITIES - 6.9%
     20,980   Cleco Corp. .................................      $     523,661
     20,480   Empire District Electric (The) Company ......            462,848
     33,581   FirstEnergy Corp. ...........................          1,916,132
     43,134   FPL Group, Inc. .............................          1,917,306
     13,559   IDACORP, Inc. ...............................            520,937
     15,868   Otter Tail Corp. ............................            478,420
     12,605   Pinnacle West Capital Corp. .................            579,074
     42,773   Progress Energy, Inc. .......................          1,896,127
     39,593   Sierra Pacific Resources* ...................            583,997
     14,401   UIL Holdings Corp. ..........................            526,213
     23,835   Westar Energy, Inc. .........................            581,336
                                                                 -------------
                                                                     9,986,051
                                                                 -------------
              ELECTRICAL EQUIPMENT - 0.8%
     15,952   Belden CDT, Inc. ............................            570,124
     24,400   II-VI, Inc.* ................................            514,108
                                                                 -------------
                                                                     1,084,232
                                                                 -------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.5%
      7,914   CDW Corp. ...................................            461,386
     20,463   FLIR Systems, Inc.* .........................            566,825
    167,400   Sanmina-SCI Corp.* ..........................            567,486
     41,217   Vishay Intertechnology, Inc.* ...............            577,450
                                                                 -------------
                                                                     2,173,147
                                                                 -------------
              ENERGY EQUIPMENT & SERVICES - 3.0%
     23,365   Baker Hughes, Inc. ..........................          1,663,121
     48,478   BJ Services Company .........................          1,663,280
      6,932   Core Laboratories N.V.* .....................            508,601
     53,729   Input/Output, Inc.* .........................            535,678
                                                                 -------------
                                                                     4,370,680
                                                                 -------------
              FOOD & STAPLES RETAILING - 1.7%
     76,105   Kroger (The) Company ........................          1,812,060
    129,820   Rite Aid Corp.* .............................            563,419
                                                                 -------------
                                                                     2,375,479
                                                                 -------------
              FOOD PRODUCTS - 4.0%
     46,865   Campbell Soup Company .......................          1,760,718
     12,031   Hormel Foods Corp. ..........................            440,936
     57,530   Kraft Foods, Inc., Class A ..................          1,950,842
     12,042   Lancaster Colony Corp. ......................            531,534
     10,559   Ralcorp Holdings, Inc.* .....................            522,354
     12,661   Smucker, J.M. (The) Company .................            615,704
                                                                 -------------
                                                                     5,822,088
                                                                 -------------
              GAS UTILITIES - 1.4%
     10,864   Energen Corp. ...............................            474,105
     14,752   ONEOK, Inc. .................................            564,559
      5,178   Questar Corp. ...............................            448,104
     15,427   Southwest Gas Corp. .........................            519,890
                                                                 -------------
                                                                     2,006,658
                                                                 -------------

Page 2         See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

                                                                      MARKET
   SHARES                                                             VALUE
 ----------                                                        -----------
 COMMON STOCKS - CONTINUED

              HEALTH CARE PROVIDERS & SERVICES - 0.7%

     16,944   IMS Health, Inc. ............................      $     462,402
     13,474   Triad Hospitals, Inc.* ......................            593,664
                                                                 -------------
                                                                     1,056,066
                                                                 -------------
              HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%

     26,316   Immucor, Inc.* ..............................            546,583
                                                                 -------------
              HOTELS, RESTAURANTS & LEISURE - 1.5%

     19,162   Bob Evans Farms, Inc. .......................            543,051
     14,187   CBRL Group, Inc. ............................            536,836
     11,014   Jack in the Box, Inc.* ......................            528,452
     15,290   Papa John's International, Inc.* ............            519,860
                                                                 -------------
                                                                     2,128,199
                                                                 -------------
              HOUSEHOLD DURABLES - 2.4%
     22,510   American Greetings Corp., Class A ...........            551,945
     39,265   Garmin Ltd. .................................          1,836,031
     33,029   Tempur-Pedic International, Inc.* ...........            530,115
     21,022   The Yankee Candle Company, Inc. .............            543,419
                                                                 -------------
                                                                     3,461,510
                                                                 -------------
              HOUSEHOLD PRODUCTS - 0.3%
      7,207   Energizer Holdings, Inc.* ...................            481,860
                                                                 -------------
              INDEPENDENT POWER PRODUCERS
              & ENERGY TRADERS - 1.3%
     27,355   TXU Corp. ...................................          1,811,175
                                                                 -------------
              INDUSTRIAL CONGLOMERATES - 0.4%
      6,115   Sequa Corp., Class A* .......................            561,357
                                                                 -------------
              INSURANCE - 6.1%
     22,282   Ambac Financial Group, Inc. .................          1,929,398
        597   Berkshire Hathaway, Inc., Class B* ..........          1,912,490
     40,735   Cincinnati Financial Corp. ..................          1,900,695
     31,347   Lincoln National Corp. ......................          1,902,763
     26,967   Old Republic International Corp. ............            563,610
     11,099   Reinsurance Group of America, Inc. ..........            573,596
                                                                 -------------
                                                                     8,782,552
                                                                 -------------
              INTERNET  SOFTWARE & SERVICES - 1.1%
     11,663   Akamai Technologies, Inc.* ..................            457,190
     50,814   RealNetworks, Inc.* .........................            560,478
     14,040   WebEx Communications Inc.* ..................            501,228
                                                                 -------------
                                                                     1,518,896
                                                                 -------------
              INTERNET & CATALOG RETAIL - 0.4%
     15,898   Priceline.com, Inc.* ........................            530,834
                                                                 -------------
              IT SERVICES - 1.9%
     40,428   Infosys Technologies Ltd., Sponsored ADR ....          1,813,196
     37,149   MPS Group, Inc.* ............................            522,315
     20,148   Total System Services, Inc. .................            449,099
                                                                 -------------
                                                                     2,784,610
                                                                 -------------

                See Notes to Quarterly Portfolio of Investments.          Page 3

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

                                                                      MARKET
   SHARES                                                             VALUE
 ----------                                                        -----------
 COMMON STOCKS - CONTINUED

              LEISURE EQUIPMENT & PRODUCTS - 1.4%
     39,243   Callaway Golf Company .......................      $     526,249
     25,061   Marvel Entertainment, Inc.* .................            537,308
     25,262   Mattel, Inc. ................................            475,936
     13,740   Polaris Industries, Inc. ....................            523,494
                                                                 -------------
                                                                     2,062,987
                                                                 -------------
              LIFE SCIENCES TOOLS & SERVICES - 0.3%
     14,554   Applera Corp. - Applied Biosystems Group ....            446,080
                                                                 -------------
              MACHINERY - 1.9%
      7,972   Lincoln Electric Holdings, Inc. .............            438,699
     31,241   PACCAR, Inc. ................................          1,707,945
     10,765   SPX Corp. ...................................            568,392
                                                                 -------------
                                                                     2,715,036
                                                                 -------------
              MEDIA - 2.1%
     18,067   Catalina Marketing Corp. ....................            517,620
     17,891   Scholastic Corp* ............................            537,803
    115,200   Time Warner, Inc. ...........................          1,914,624
                                                                 -------------
                                                                     2,970,047
                                                                 -------------
              METALS & MINING - 2.3%
     34,704   Nucor Corp. .................................          1,695,984
     24,475   Teck Cominco Ltd., Class B ..................          1,629,748
                                                                 -------------
                                                                     3,325,732
                                                                 -------------
              MULTI-UTILITIES - 6.7%
     22,064   Avista Corp. ................................            534,831
      9,611   CH Energy Group, Inc. .......................            472,092
     41,523   Consolidated Edison, Inc. ...................          1,918,363
     62,704   Duke Energy Corp. ...........................          1,881,120
     23,169   Energy East Corp. ...........................            561,848
     15,789   OGE Energy Corp. ............................            587,982
     20,505   PNM Resources Inc. ..........................            587,878
     14,084   SCANA Corp. .................................            582,373
     13,528   Wisconsin Energy Corp. ......................            581,704
     90,569   Xcel Energy, Inc. ...........................          1,883,835
                                                                 -------------
                                                                     9,592,026
                                                                 -------------
              MULTILINE RETAIL - 0.4%
     17,540   Dillard's Inc., Class A .....................            546,897
                                                                 -------------
              OIL, GAS & CONSUMABLE FUELS - 13.9%
      8,488   Cabot Oil & Gas Corp. .......................            433,397
     28,223   ConocoPhillips ..............................          1,790,185
     35,078   EnCana Corp. ................................          1,850,014
     25,511   Exxon Mobil Corp. ...........................          1,726,329
     13,279   Frontier Oil Corp. ..........................            434,223
     10,910   Frontline Ltd. ..............................            445,019
     38,345   Hess Corp. ..................................          1,755,434
      9,554   Holly Corp. .................................            437,764
     46,134   Imperial Oil Ltd. ...........................          1,742,481


Page 4          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

                                                                      MARKET
   SHARES                                                             VALUE
 ----------                                                        -----------
 COMMON STOCKS - CONTINUED

              OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
     21,233   Marathon Oil Corp. ..........................      $   1,772,956
      8,796   Overseas Shipholding Group, Inc. ............            586,693
     19,100   Petroleo Brasileiro S.A., ADR ...............          1,712,506
     22,140   Suncor Energy, Inc. .........................          1,717,621
     22,704   Sunoco, Inc. ................................          1,632,645
     60,245   TransCanada Corp. ...........................          1,959,167
                                                                 -------------
                                                                    19,996,434
                                                                 -------------
              PHARMACEUTICALS - 4.1%
     13,627   Endo Pharmaceuticals Holdings, Inc.* ........            450,100
     36,982   Forest Laboratories, Inc.* ..................          1,848,360
     27,606   Johnson & Johnson ...........................          1,785,004
     44,716   Merck & Company, Inc. .......................          1,813,234
                                                                 -------------
                                                                     5,896,698
                                                                 -------------
              REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
     36,346   Archstone-Smith Trust .......................          1,932,880
     21,386   New Plan Excel Realty Trust .................            590,040
                                                                 -------------
                                                                     2,522,920
                                                                 -------------
              SEMICONDUCTORS
                & SEMICONDUCTOR EQUIPMENT - 6.5%
    184,713   Applied Micro Circuits Corp.* ...............            504,266
    107,614   Atmel Corp.* ................................            620,933
     24,352   Intersil Corp., Class A .....................            617,323
     77,134   Lattice Semiconductor Corp.* ................            564,621
    115,907   Micron Technology, Inc.* ....................          2,002,873
     25,122   MKS Instruments, Inc.* ......................            524,799
     28,483   OmniVision Technologies, Inc.* ..............            472,818
    190,427   Taiwan Semiconductor Manufacturing
                Company Ltd., Sponsored ADR ...............          1,772,875
     54,508   Texas Instruments, Inc. .....................          1,776,416
     30,615   Zoran Corp.* ................................            545,559
                                                                 -------------
                                                                     9,402,483
                                                                 -------------
              SPECIALTY RETAIL - 4.8%
     20,390   Aeropostale, Inc.* ..........................            517,906
     12,243   American Eagle Outfitters, Inc. .............            472,947
     23,592   bebe Stores, Inc. ...........................            525,630
     18,402   Christopher & Banks Corp. ...................            448,089
     24,856   Dress Barn (The), Inc.* .....................            438,708
     68,923   Limited Brands, Inc. ........................          1,773,389
     12,562   Men's Wearhouse (The), Inc. .................            445,323
      9,052   Sherwin-Williams (The) Company ..............            467,445
     65,806   TJX Companies (The), Inc. ...................          1,760,311
                                                                 -------------
                                                                     6,849,748
                                                                 -------------
              TEXTILES, APPAREL & LUXURY GOODS - 0.3%
      9,494   Gildan Activewear Inc.* .....................            474,320
                                                                 -------------

                See Notes to Quarterly Portfolio of Investments.          Page 5

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

                                                                      MARKET
   SHARES                                                             VALUE
 ----------                                                        -----------
 COMMON STOCKS - CONTINUED

              WIRELESS TELECOMMUNICATION SERVICES - 0.4%
     13,608   Telephone and Data Systems, Inc. ............      $     577,115
                                                                 -------------
              TOTAL COMMON STOCKS .........................        142,961,877
                                                                 -------------
              (Cost $139,227,861)

              TOTAL INVESTMENTS - 99.4% ...................        142,961,877
              (Cost $139,227,861)**

              NET OTHER ASSETS & LIABILITIES - 0.6% .......            804,162
                                                                 -------------
              NET ASSETS - 100.0% .........................      $ 143,766,039
                                                                 =============


---------------------------------------------------------------------
         * Non-income producing security.
        ** Aggregate cost for federal income tax and financial reporting purposes.
       ADR American Depository Receipt

Page 6          See Notes to Quarterly Portfolio of Investments.

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)

           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                                 AUGUST 31, 2006

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The First Trust/Value Line(R) & Ibbotson Equity Allocation Fund (the "Fund") determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of August 31, 2006, the aggregate gross unrealized appreciation of all securities in which there was an excess of value over tax cost was $5,868,137 and the aggregate gross unrealized depreciation of all securities in which there was an excess of value over tax cost was $2,134,121.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 24, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 24, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     OCTOBER 24, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.